Report of Directors Corporate Governance - Determining executive Directors’ annual performance (Details) £ in Thousands, $ in Billions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Aug. 04, 2019	Dec. 31, 2019 USD ($) point	Dec. 31, 2019 GBP (£) point	Dec. 31, 2018 GBP (£) point
Noel Quinn and John Flint
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Maximum Annual Incentive Opportunity For Executive Director, Percentage Of Salary			198.00%	198.00%
Ewen Stevenson and Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Maximum Annual Incentive Opportunity For Executive Director, Percentage Of Salary			193.00%	193.00%
Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Annual incentive				£ 665	£ 0
Annual incentive award, percentage of performance outcome to reflect time spent in role	40.80%
John Flint
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Annual incentive				£ 891	£ 1,665
Annual incentive award, percentage of performance outcome to reflect time spent in role		59.20%
Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)			92.50%	92.50%
Financial measure, performance | $			$ 24.0
Profit before tax | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout | $			21.3
Profit before tax | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout | $			$ 24.3
Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)			100.00%	100.00%
Financial measure, performance percentage			3.00%	3.00%
Positive jaws | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage			2.50%	2.50%
Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)			79.40%	79.40%
Financial measure, performance percentage			5.90%	5.90%
Revenue growth | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage			3.00%	3.00%
Revenue growth | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage			7.00%	7.00%
RoTE
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)			48.70%	48.70%
Financial measure, performance percentage			8.40%	8.40%
RoTE | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage			7.80%	7.80%
RoTE | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage			9.70%	9.70%
Capital metrics
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Intent to maintain CET1 ration, minimum percentage			14.00%	14.00%
Group Chief Executive
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			100.00%	100.00%
Maximum annual incentive opportunity				£ 2,451
Revenue growth (contraction) from international clients			2.00%	2.00%
Revenue growth from international clients, weighting			5.00%	5.00%
Revenue growth from international clients, payout			0.00%	0.00%
Customer satisfaction, weighting			5.00%	5.00%
Customer satisfaction, performance assessment			75.00%	75.00%
Customer satisfaction, scorecard outcome			3.75%	3.75%
Employer advocacy, as a measure of employee engagement, actual			66.00%	66.00%
Employer advocacy, as a measure of employee engagement, 2019 target			69.00%	69.00%
Percentage of female representation at Senior Management level, actual			29.40%	29.40%
Percentage of female representation at Senior Management level, 2019 target			29.00%	29.00%
Percentage of female representation at Senior Management level, 2020 target			30.00%	30.00%
Group Chief Executive | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, actual			1.80%	1.80%
Return on tangible equity, weighting			5.00%	5.00%
Return on tangible equity, payout			0.00%	0.00%
Group Chief Executive | Asia
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Revenue growth			7.10%	7.10%
Revenue growth, weighting			15.00%	15.00%
Revenue growth, performance assessment			54.00%	54.00%
Revenue growth, overall scorecard outcome			8.05%	8.05%
Group Chief Executive | Hong Kong
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Revenue growth			6.60%	6.60%
Group Chief Executive | ASEAN Region
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Revenue growth			5.40%	5.40%
Group Chief Executive | Pearl River Delta
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Revenue growth			9.80%	9.80%
Group Chief Executive | Wealth Management | Asia
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Revenue growth			11.60%	11.60%
Group Chief Executive | Global Banking and Markets
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Decrease in customer engagement score | point			2	2
Group Chief Executive | Retail Banking and Wealth Management
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, percent ranked in top three			75.00%	75.00%
Group Chief Executive | Commercial Banking
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, percent ranked in top three			50.00%	50.00%
Group Chief Executive | Global Private Banking
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Customer satisfaction points | point			8.0	8.0	7.6
Group Chief Executive | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Revenue growth from international clients, target			3.50%	3.50%
Group Chief Executive | Bottom of range | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, target			2.00%	2.00%
Group Chief Executive | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Revenue growth from international clients, target			7.50%	7.50%
Group Chief Executive | Top of range | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, target			4.00%	4.00%
Group Chief Executive | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Outcome (%)	66.40%
Annual incentive				£ 665
Group Chief Executive | John Flint
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Outcome (%)		61.40%
Annual incentive				£ 891
Group Chief Executive | Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%	10.00%
Assessment (%)			92.50%	92.50%
Outcome (%)			9.30%	9.30%
Group Chief Executive | Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			5.00%	5.00%
Assessment (%)			100.00%	100.00%
Outcome (%)			5.00%	5.00%
Group Chief Executive | Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%	10.00%
Assessment (%)			79.40%	79.40%
Outcome (%)			7.90%	7.90%
Group Chief Executive | RoTE
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			5.00%	5.00%
Assessment (%)			48.70%	48.70%
Outcome (%)			2.40%	2.40%
Group Chief Executive | Capital metrics
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			5.00%	5.00%
Assessment (%)			62.50%	62.50%
Outcome (%)			3.10%	3.10%
Group Chief Executive | Strategic priorities
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			30.00%	30.00%
Assessment (%)			39.30%	39.30%
Outcome (%)			11.80%	11.80%
Group Chief Executive | Risk and compliance
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			25.00%	25.00%
Assessment (%)			77.50%	77.50%
Outcome (%)			19.40%	19.40%
Group Chief Executive | Risk and compliance | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	77.50%
Outcome (%)	19.40%
Group Chief Executive | Risk and compliance | John Flint
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)		57.50%
Outcome (%)		14.40%
Group Chief Executive | Personal objectives
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%	10.00%
Assessment (%)			75.00%	75.00%
Outcome (%)			7.50%	7.50%
Group Chief Financial Officer
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			100.00%	100.00%
Outcome (%)			77.50%	77.50%
Maximum annual incentive opportunity				£ 1,396
Annual incentive				£ 1,082
Employer advocacy, as a measure of employee engagement, actual			66.00%	66.00%
Employer advocacy, as a measure of employee engagement, 2019 target			69.00%	69.00%
Percentage of female representation at Senior Management level, actual			29.60%	29.60%
Percentage of female representation at Senior Management level, 2019 target			29.20%	29.20%
Cloud technologies, weighting			5.00%	5.00%
Cloud technologies, outcome			75.00%	75.00%
Finance function, weighting			10.00%	10.00%
Finance function, outcome			100.00%	100.00%
Group Chief Financial Officer | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, actual			1.80%	1.80%
Return on tangible equity, weighting			5.00%	5.00%
Return on tangible equity, payout			0.00%	0.00%
Group Chief Financial Officer | Bottom of range | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, target			2.00%	2.00%
Group Chief Financial Officer | Top of range | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, target			4.00%	4.00%
Group Chief Financial Officer | Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%	10.00%
Assessment (%)			92.50%	92.50%
Outcome (%)			9.30%	9.30%
Group Chief Financial Officer | Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%	10.00%
Assessment (%)			100.00%	100.00%
Outcome (%)			10.00%	10.00%
Group Chief Financial Officer | Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			0.00%	0.00%
Assessment (%)			0.00%	0.00%
Outcome (%)			0.00%	0.00%
Group Chief Financial Officer | RoTE
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			8.30%	8.30%
Assessment (%)			48.70%	48.70%
Outcome (%)			4.00%	4.00%
Group Chief Financial Officer | Capital metrics
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			16.70%	16.70%
Assessment (%)			62.50%	62.50%
Outcome (%)			10.40%	10.40%
Group Chief Financial Officer | Strategic priorities
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			20.00%	20.00%
Assessment (%)			68.80%	68.80%
Outcome (%)			13.80%	13.80%
Group Chief Financial Officer | Risk and compliance
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			25.00%	25.00%
Assessment (%)			90.00%	90.00%
Outcome (%)			22.50%	22.50%
Group Chief Financial Officer | Personal objectives
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%	10.00%
Assessment (%)			75.00%	75.00%
Outcome (%)			7.50%	7.50%
Group Chief Risk Officer
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			100.00%	100.00%
Outcome (%)			66.30%	66.30%
Maximum annual incentive opportunity				£ 1,396
Annual incentive				£ 926
Percentage of female representation at Senior Management level, actual					25.60%
Percentage of female representation at Senior Management level, 2019 target			24.00%	24.00%
Group Chief Risk Officer | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, actual			1.80%	1.80%
Return on tangible equity, weighting			5.00%	5.00%
Return on tangible equity, payout			0.00%	0.00%
Group Chief Risk Officer | Bottom of range | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, target			2.00%	2.00%
Group Chief Risk Officer | Top of range | US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, target			4.00%	4.00%
Group Chief Risk Officer | Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%	10.00%
Assessment (%)			92.50%	92.50%
Outcome (%)			9.30%	9.30%
Group Chief Risk Officer | Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			0.00%	0.00%
Assessment (%)			0.00%	0.00%
Outcome (%)			0.00%	0.00%
Group Chief Risk Officer | Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			0.00%	0.00%
Assessment (%)			0.00%	0.00%
Outcome (%)			0.00%	0.00%
Group Chief Risk Officer | RoTE
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			3.30%	3.30%
Assessment (%)			48.70%	48.70%
Outcome (%)			1.60%	1.60%
Group Chief Risk Officer | Capital metrics
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			6.70%	6.70%
Assessment (%)			62.50%	62.50%
Outcome (%)			4.20%	4.20%
Group Chief Risk Officer | Strategic priorities
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			15.00%	15.00%
Assessment (%)			41.70%	41.70%
Outcome (%)			6.30%	6.30%
Group Chief Risk Officer | Risk and compliance
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			45.00%	45.00%
Assessment (%)			63.90%	63.90%
Outcome (%)			28.70%	28.70%
Group Chief Risk Officer | Personal objectives
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			20.00%	20.00%
Assessment (%)			81.30%	81.30%
Outcome (%)			16.20%	16.20%